FINANCIAL DEBT WITH THIRD PARTIES - MOVEMENT OF DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 88,680
Foreign exchange gain (loss)	(23,427)	[1]	$ (56,494)	[1]	$ (3,979)
Borrowings			88,680
Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	486,291		534,935		575,566
New borrowing	474,465		235
Amortization	(534,460)		(62,930)
Interest accrued	44,892		62,709
Interest paid	(44,168)		(66,087)
Foreign exchange gain (loss)	0		(28,567)
Amortization (addition) fees	(4,415)		2,401
Translation differences	4,740		49,294
Borrowings			486,291		534,935
Senior Secured Notes | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	398,346		303,350		301,713
New borrowing	400,000		0
Amortization	(300,000)		0
Interest accrued	23,609		22,128
Interest paid	(23,361)		(22,128)
Foreign exchange gain (loss)	0		0
Amortization (addition) fees	(5,252)		1,637
Translation differences	0		0
Borrowings			398,346		303,350
Brazilian bonds - Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	156,596
Interest accrued	0		513
Borrowings	0		156,596
Brazilian bonds - Debentures | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	21,055		156,596		168,091
New borrowing	22,320		0
Amortization	(162,591)		(44,356)
Interest accrued	15,373		33,013
Interest paid	(15,331)		(36,598)
Foreign exchange gain (loss)	0		0
Amortization (addition) fees	837		764
Translation differences	3,851		35,682
Borrowings			21,055		156,596
Contingent Value Instrument [member] | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
New borrowing			0
Amortization			0
Interest accrued			0
Interest paid			0
Foreign exchange gain (loss)			(27,762)
Amortization (addition) fees			0
Translation differences			(792)
Finance lease payables | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,498		3,636		4,737
New borrowing	0		0
Amortization	(2,816)		(542)
Interest accrued	425		303
Interest paid	(425)		(303)
Foreign exchange gain (loss)	0		(805)
Amortization (addition) fees	0		0
Translation differences	(624)		246
Borrowings			10,498		3,636
Other borrowings | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	56,392		71,353		74,785
New borrowing	52,145		235
Amortization	(69,053)		(18,032)
Interest accrued	5,485		7,265
Interest paid	(5,051)		(7,058)
Foreign exchange gain (loss)	0		0
Amortization (addition) fees	0		0
Translation differences	$ 1,513		14,158
Borrowings			$ 56,392		$ 71,353

[1]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".